CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Mar. 31, 2015	Mar. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,549,307)	$ (4,714,269)	$ (7,139,449)	$ (4,229,513)
Adjustments to reconcile net loss to net cash used in operating
Bad Debt expense			6,225	10,000
Depreciation expense	142,129	58,068	175,036	42,407
Interest expense converted to common stock			0	3,555
Stock compensation expense	918,584	3,014,306	3,730,263	2,652,291
Amortization of debt discount and accretion	88,083	414,370	457,518	107,532
Interest expense relating to amortization of capital lease discount	51,277	0
Interest expense on redemmable preferred stock on intial issuance			0	455,926
Change in derivative liabilities	42,662	(355,086)	(326,095)	(617,939)
Changes in operating assets and liabilities:
Accounts receivable	(248,181)	(286,271)	(256,194)	(161,294)
Inventory	(64,073)	(385,241)	(135,390)	(50,392)
Prepaid expenses and other current assets	15,000	(18,304)	(17,500)	0
Accounts payable	340,509	291,176	244,165	307,504
Accounts payable - related party	(43,036)	(18,403)	24,633	17,913
Accrued expenses	31,791	(5,679)	103,836	51,201
Accrued interest	0	(17,429)	(19,829)	19,829
NET CASH USED IN OPERATING ACTIVITIES	(1,274,562)	(2,022,762)	(3,152,781)	(1,390,980)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets	(2,850)	(317,673)	(352,169)	(276,310)
Proceeds from sale lease-back	0	208,773
Equipment deposits - related party	(139,997)	(668,772)
CASH USED IN INVESTING ACTIVITIES	(142,847)	(777,672)	(352,169)	(276,310)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from notes payable	430,000	0
Proceeds from convertible note payable	275,000	0
Proceeds from revolving financing	13,894	229,643	159,527	83,348
Proceeds from sale of common stock, net	746,200	2,361,999	2,361,999	1,100,000
Proceeds for the exercise of warrants, net	0	874,650	1,344,630	0
Repayment of capital lease	(99,103)	(20,870)	(26,588)	0
Repayment of redeemable preferred shares	0	(247,170)	(247,170)	0
Proceeds from sale of mandatory redeemable preferred stock, net			0	422,000
CASH PROVIDED BY FINANCING ACTIVITIES	1,365,991	3,198,252	3,592,398	1,605,348
NET CHANGE IN CASH	(51,418)	397,818	87,448	(61,942)
CASH AT BEGINNING OF PERIOD	90,113	2,665	2,665	64,607
CASH AT END OF PERIOD	38,695	400,483	90,113	2,665
SUPPLEMENTAL INFORMATION:
INTEREST PAID	67,362	0	46,070	0
Income taxes paid			0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Debt converted to common stock			0	229,870
Derivative liability on redeemable preferred stock			0	422,000
Preferred stock conversion to common stock	0	252,830	252,830	0
Deferred discount on conversion of preferred stock	0	56,098	56,098	0
Fair value of derivative liability at issuance of warrants	0	389,710	389,710	0
Fair value of derivative liability at exercise of warrants	$ 0	$ 150,566	150,566	0
Exercise of stock options with accounts payable			1,820	0
Capitalized lease			735,781	0
Warrant issued for deferred financing cost			$ 309,028	$ 0